Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2013
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2013, December 31, 2012 and December 31, 2011:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61
Granted	842,273	842,273	$22.01	$9.59
Exercised	(890,236)	(890,236)	$14.62	$6.16
Cancelled	(504,224)	(504,224)	$25.14	$9.76
Outstanding at December 31, 2012	4,350,631	4,350,631	$23.01	$9.17
Granted	264,950	264,950	$33.09	$12.05
Exercised	(1,249,759)	(1,249,759)	$21.60	$8.58
Cancelled	(392,034)	(392,034)	$25.27	$10.02
Outstanding at December 31, 2013	2,973,788	2,973,788	$24.20	$9.57

Vested and exercisable at December 31, 2013	1,505,707	1,505,707	$24.92	$8.64

Non Vested Shares Outstanding
Non vested shares outstanding as at December 31, 2013 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	264,950	33.09	12.05
Vested	(641,773)	24.29	9.60
Forfeited	(249,629)	22.97	9.46

Non vested outstanding at December 31, 2013	1,468,081	$23.45	$9.45

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2013:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$11.00	24,140	0.09	$11.00	24,140	$11.00
$15.47	180	3.33	$15.47	-	$15.47
$15.84	50,000	3.33	$15.84	40,000	$15.84
$16.80	150,000	5.83	$16.80	60,000	$16.80
$17.17	30,000	5.85	$17.17	12,000	$17.17
$18.00	24,000	0.83	$18.00	24,000	$18.00
$18.98	6,600	2.87	$18.98	6,600	$18.98
$19.45	15,000	4.82	$19.45	1,800	$19.45
$20.16	2,000	4.87	$20.16	1,200	$20.16
$20.28	457,871	5.17	$20.28	177,987	$20.28
$20.59	162,000	6.14	$20.59	20,400	$20.59
$21.25	231,751	1.12	$21.25	231,751	$21.25
$22.10	400	3.56	$22.10	-	$22.10
$22.26	233,927	3.15	$22.26	155,161	$22.26
$22.30	475,333	6.32	$22.30	82,326	$22.30
$23.66	8,900	6.57	$23.66	1,780	$23.66
$24.25	100,000	4.18	$24.25	100,000	$24.25
$24.46	343,677	4.17	$24.46	172,209	$24.46
$26.20	2,400	4.38	$26.20	1,440	$26.20
$26.71	7,650	6.70	$26.71	4,090	$26.71
$29.45	3,000	4.32	$29.45	1,800	$29.45
$31.49	12,450	7.16	$31.49	-	$31.49
$32.37	200,203	7.33	$32.37	2,500	$32.37
$35.33	377,523	2.15	$35.33	377,523	$35.33
$36.05	6,000	2.40	$36.05	6,000	$36.05
$36.22	37,483	7.46	$36.22	-	$36.22
$37.90	10,300	7.93	$37.90	-	$37.90
$41.25	1,000	2.67	$41.25	1,000	$41.25

$11.00 - $41.25	2,973,788	4.52	$24.20	1,505,707	$24.92

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011

Weighted average fair value	$12.05	$9.59	$8.20

Assumptions:
Expected volatility	40%	50%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.76%	0.83%	1.4%
Expected life	5.0 years	5.0 years	5.0 years

RSU and PSU Activity
The Company has awarded RSU’s and PSU’s to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the year ended December 31, 2013:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	-	-		496,000	$20.26

Granted	359,570	$33.09		409,492	$34.62
Shares vested	-	-		(50,000)	$22.30
Forfeited	(6,326)	$36.22		(9,033)	$25.53

Outstanding at December 31, 2013	353,244	$33.04	2.35	846,459	$27.05	1.77

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the year ended December 31, 2013 has been allocated as follows:

	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	(in thousands)
Direct costs	$7,835	$6,007	$5,155
Selling, general and administrative	$6,385	$4,894	$4,200
Restructuring and other non-recurring items (note 14)	-	$620	-

Total compensation costs	$14,220	$11,521	$9,355